OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Employees and payroll accruals	$ 3,477	$ 3,039
Government authorities	817	373
Provision for warranty	391	341
Accrued expenses	2,100	1,345
Related party	53	53
Others	1	17
Other Accounts Payable and Accrued Liabilities	$ 6,839	$ 5,168